Information Related to Guaranteed Securities Issued by Subsidiaries - Additional Information (Detail)	6 Months Ended
Jun. 30, 2018
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	10.00%
Petrobras Global Finance BV [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Petrobras Global Finance B.V. (PGF)
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting power held in subsidiary	0.00%